Commitments And Contingencies (Narrative) (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Feb. 29, 2020	Dec. 31, 2019
Lease term		20 years
Lessee, Operating Lease, Lease Not yet Commenced, Term of Contract		15 years
Increase in lease obligation	$ 24
Business Combination, Minimum Capital Expenditures Over Five Year Period		$ 7,500
2020 required efficiency spending amount		$ 50
Percentage of full time employees represented by labor union		18.00%
Expiration date of collective bargaining agreement		Oct. 25, 2022
Replacement Office Space [Member]
Lease term		15 years